LEASE (Narrative) (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Lease liabilities [abstract]
Office lease, maturity period	5 years
Amount of lease payments due for leases terms less than one year	$ 23	$ 23